Organization and Business Operations	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations

Note 1 – Organization and Business Operations

PetroTerra Corp. (the “Company”) was incorporated under the laws of the State of Nevada, on July 25, 2008 and prior to the reverse merger discussed below, was inactive.

Save On Transport Inc. (“Save On”) was incorporated in the state of Florida and started business on July 12, 2016 (“Inception Date”). Save On is a provider of integrated transportation management solutions consisting of brokerage and logistic services such as transportation scheduling, routing and other value added services related to the transportation of automobiles and other freight. Save On has generated nominal revenue to date and consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.

On March 30, 2017 (the “Closing Date”), Petroterra Corp. and Save On entered into a Share Exchange Agreement, dated as of the same date (the “Share Exchange Agreement”). Pursuant to the terms of the Share Exchange Agreement, Save On became a wholly-owned subsidiary of Petroterra Corp. on the Closing Date (the “Reverse Merger”). The Combined companies are hereafter referred to as the “Company”.

The transaction is being accounted for as a reverse merger between a private company and an inactive public company in which Save On, the private company, is considered to be the acquirer of Petroterra Corp. since the sole shareholder of Save On obtained approximately 99% voting control and management and board control. Accordingly, the reverse merger is accounted for as a recapitalization of Save On in which the assets and liabilities of both companies, on the transaction date, are recorded at their historical book values, the equity of Save On is retroactively restated to give effect to the exchange of the Save On shares for Petroterra Corp. shares, the historical activity of the combined entity is that of Save On and the activity of Petroterra Corp. is recorded only from the date of the transaction.